PROPERTY, PLANT & EQUIPMENT - Disclosure of additions and other items in net book value of property, plant & equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Beginning balance	$ 1,029,240	$ 837,839
Additions:
Sustaining capital expenditures	31,092	18,108
Cariboo acquisition	115,579
Development costs	8,865	3,419
Other items:
Right of use assets	10,981	12,254
Rehabilitation costs asset	12,673	28,164
Disposals	(1,199)	(200)
Foreign exchange translation and other	(8,042)	16,709
Depletion and amortization	(68,740)	(55,731)
Ending balance	1,286,001	1,029,240
Gibraltar Mines [Member]
Disclosure of subsidiaries [line items]
Beginning balance	610,399
Additions:
Capitalized stripping costs	61,614	36,312
Sustaining capital expenditures	32,724	20,015
Capital expenditures	31,291	29,551
Cariboo acquisition	115,579
Other items:
Rehabilitation costs asset	12,673
Depletion and amortization	(68,377)
Ending balance	805,508	610,399
Cariboo [Member]
Additions:
Cariboo acquisition	115,579	0
Florence Copper [Member]
Disclosure of subsidiaries [line items]
Beginning balance	380,987
Additions:
Cariboo acquisition	0
Development costs	68,043	103,072
Other items:
Rehabilitation costs asset	0
Depletion and amortization	0
Ending balance	441,107	380,987
Yellowhead [Member]
Disclosure of subsidiaries [line items]
Beginning balance	21,950
Additions:
Cariboo acquisition	0
Development costs	826	698
Other items:
Rehabilitation costs asset	0
Depletion and amortization	(8)
Ending balance	22,826	21,950
Aley [Member]
Disclosure of subsidiaries [line items]
Beginning balance	14,873
Additions:
Cariboo acquisition	0
Development costs	1,011	557
Other items:
Rehabilitation costs asset	0
Depletion and amortization	0
Ending balance	$ 15,884	$ 14,873